Nature of operations and reorganization - Major subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2022
Jianpu (Hong Kong) Limited ("Jianpu HK")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongqiniu Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongsanliuling Information Technology Co., Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
CC Information Limited [Member]
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	85.00%
Shanghai Chengjian Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Shanghai Chengjian Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	50.50%
Beijing Rongdiandian Information Technology Co., Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
KTN | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Beijing Guangkezhixun Information Technology Co., Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Shanghai Anguo Insurance Brokers Ltd. | Consolidated variable interest entity ("VIE")
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%